Cover	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2023
Entity File Number	333-260902
Entity Registrant Name	Bubblr, Inc.
Entity Central Index Key	0001873722
Entity Tax Identification Number	86-2355916
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	21 West 46th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	814-7184
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false